Borrowings	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Borrowings
Note 7:	Borrowings

At December 31, advances from the Federal Home Loan Bank were as follows:

	2015	2014
	(In thousands)
Maturities May 2016 through August 2025, primarily at fixed rates ranging from 3.08% to 6.65%, averaging 3.80%	$26,530	$––
Maturities May 2016 through August 2025, primarily at fixed rates ranging from 3.08% to 6.65%, averaging 3.81%	––	26,719

	$26,530	$26,719

At December 31, 2015 required annual principal payments on Federal Home Loan Bank advances were as follows:

For the year ending December 31,	(In thousands)
2016	$6,175
2017	20,122
2018	113
2019	42
2020	19
Thereafter	59

$26,530

At December 31, 2015 and 2014, as a member of the Federal Home Loan Bank system the Bank had the ability to obtain up to $60.6 million and $58.3 million, respectively, in additional borrowings based on securities and certain loans pledged to the FHLB. At December 31, 2015 and 2014, the Bank had approximately $122.1 million and $122.8 million, respectively of one- to four-family residential real estate and commercial real estate loans pledged as collateral for borrowings. Also at December 31, 2015 and 2014, the Company and the Bank have cash management lines of credit with various correspondent banks (excluding FHLB cash management lines of credit) enabling additional borrowings of up to $15.0 million.

Short-term borrowings include approximately $5.7 million and $5.1 million at December 31, 2015 and 2014, respectively, of securities sold under agreements to repurchase.

Securities sold under agreements to repurchase are financing arrangements whereby the Company sells securities and agrees to repurchase the identical securities at the maturities of the agreements at specified prices. Physical control is maintained for all securities sold under repurchase agreements. Information concerning securities sold under agreements to repurchase is summarized as follows:

	2015	2014
	(Dollars in thousands)

Balance outstanding at year end	$5,691	$5,098
Average daily balance during the year	$9,769	$7,797
Average interest rate during the year	0.12%	0.12%
Maximum month-end balance during the year	$12,934	$9,589
Weighted-average interest rate at year end	0.12%	0.12%

All repurchase agreements are subject to term and conditions of repurchase/security agreements between the Company and the customer and are accounted for as secured borrowings. The Company’s repurchase agreements reflected in short-term borrowings consist of customer accounts and securities which are pledged on an individual security basis.

The following table presents the Company’s repurchase agreements accounted for as secured borrowings:

Remaining Contractual Maturity of the Agreement

	(In thousands)
	Overnight and			Greater than 90
December 31, 2015	Continuous	Up to 30 Days	30-90 Days	Days	Total

Repurchase Agreements
U.S. government agencies	$1,622	$––	$––	$––	$1,622
State and political subdivisions	4,069	––	––	––	4,069
Total	$5,691	$––	$––	$––	$5,691

Securities with an approximate carrying value of $8.5 million at December 31, 2015, respectively, were pledged as collateral for repurchase borrowings.